Taxes - Net Deferred Income Tax Asset Rollforward (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income taxes [Line Items]
Balance at the beginning of the period	$ 20,227	$ 20,067	$ 14,691
Deferred tax provision for the period	2,055	(5,960)	(1,115)
Deferred tax income net recorded in share of the profit of equity method accounted investees	0	2	(694)
Acquisition of subsidiaries	0	1,871	0
Unrealized (gain) on cash flow hedges	801	(594)	(1,281)
Exchange differences on translation of foreign operations	18	1,002	(2,604)
Remeasurements of the net defined benefit liability	(399)	405	497
Retained earnings of equity method accounted investees	0	954	(334)
Restatement effect of the period and beginning balances associated with hyperinflationary economies	(803)	121	155
Balance at the end of the period	18,219	20,227	20,067
Discontinued operations
Disclosure of income taxes [Line Items]
Related discontinued operations	$ 336	$ 2,039	$ 0